Vanguard® ESG U.S. Stock ETF
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (1.4%)
	Linde plc	101,070	46,592
	Air Products and Chemicals Inc.	46,707	15,616
	Newmont Corp.	242,974	10,190
	Fastenal Co.	120,440	10,064
	Nucor Corp.	50,378	7,793
	International Flavors & Fragrances Inc.	53,825	4,917
	Steel Dynamics Inc.	31,374	4,558
	LyondellBasell Industries NV Class A	54,695	4,558
	International Paper Co.	73,108	4,301
	Avery Dennison Corp.	16,811	3,462
	CF Industries Holdings Inc.	38,325	3,436
	Albemarle Corp.	24,608	2,650
	Royal Gold Inc.	13,796	2,018
	United States Steel Corp.	46,817	1,909
	Mosaic Co.	67,476	1,785
	UFP Industries Inc.	12,695	1,725
	FMC Corp.	26,212	1,549
	Element Solutions Inc.	47,025	1,349
	Cabot Corp.	11,317	1,241
	Balchem Corp.	6,781	1,224
*	Arcadium Lithium plc	230,641	1,211
	Avient Corp.	19,336	991
	Westlake Corp.	7,066	907
	Ashland Inc.	10,505	820
	NewMarket Corp.	1,399	746
	Scotts Miracle-Gro Co.	9,095	701
	Sensient Technologies Corp.	9,025	701
	Hecla Mining Co.	123,661	683
	Huntsman Corp.	34,726	680
	Sylvamo Corp.	7,216	666
	Innospec Inc.	5,197	616
*	MP Materials Corp.	26,697	563
	Minerals Technologies Inc.	6,731	549
*	Coeur Mining Inc.	82,805	535
	Quaker Chemical Corp.	2,941	464
*	Ingevity Corp.	7,672	373
	Stepan Co.	4,363	336
*	Constellium SE Class A	27,151	333
	Worthington Steel Inc.	6,856	307
	Tronox Holdings plc	24,337	294
	Kaiser Aluminum Corp.	3,378	275
*	Century Aluminum Co.	10,032	229
	Orion SA	12,161	224
*,1	Sigma Lithium Corp.	11,984	165
			144,306
Consumer Discretionary (16.3%)
*	Amazon.com Inc.	1,955,358	406,499
*	Tesla Inc.	584,981	201,912
	Costco Wholesale Corp.	93,276	90,653
	Home Depot Inc.	208,791	89,599
*	Netflix Inc.	90,072	79,877
	Walt Disney Co.	386,530	45,406
	McDonald's Corp.	151,656	44,892
	Booking Holdings Inc.	7,179	37,345
	Lowe's Cos. Inc.	120,541	32,839
*	Uber Technologies Inc.	422,896	30,432
	TJX Cos. Inc.	238,447	29,970
	Starbucks Corp.	238,491	24,436
	NIKE Inc. Class B	253,223	19,946
*	MercadoLibre Inc.	9,935	19,723
*	Chipotle Mexican Grill Inc. Class A	287,280	17,674
*	O'Reilly Automotive Inc.	12,156	15,113

		Shares	Market Value ($000)
*	Spotify Technology SA	30,917	14,746
	Marriott International Inc. Class A	48,285	13,959
	Hilton Worldwide Holdings Inc.	51,611	13,080
	Target Corp.	97,386	12,885
*	Airbnb Inc. Class A	91,913	12,510
	Royal Caribbean Cruises Ltd.	49,815	12,158
*	Trade Desk Inc. Class A	93,014	11,957
*	Copart Inc.	183,489	11,631
*	AutoZone Inc.	3,591	11,382
	Ross Stores Inc.	69,182	10,714
	Electronic Arts Inc.	56,204	9,199
	Ford Motor Co.	826,120	9,195
	Lennar Corp. Class A	51,899	9,051
	Yum! Brands Inc.	59,179	8,222
*	Lululemon Athletica Inc.	25,396	8,144
	Garmin Ltd.	32,596	6,930
*	Take-Two Interactive Software Inc.	36,301	6,838
	eBay Inc.	106,473	6,739
	Tractor Supply Co.	22,663	6,429
*	Deckers Outdoor Corp.	31,958	6,263
*	Coupang Inc.	243,512	6,175
*	Carvana Co. Class A	22,767	5,929
	PulteGroup Inc.	43,521	5,887
*	NVR Inc.	595	5,495
*	ROBLOX Corp. Class A	107,426	5,385
*	Carnival Corp.	210,657	5,357
*	Warner Bros Discovery Inc.	510,582	5,351
*	Expedia Group Inc.	26,656	4,921
	Williams-Sonoma Inc.	26,825	4,614
*	Live Nation Entertainment Inc.	33,310	4,605
	Omnicom Group Inc.	40,710	4,267
	Best Buy Co. Inc.	45,450	4,091
*	Ulta Beauty Inc.	10,077	3,896
*	Burlington Stores Inc.	13,353	3,764
	Genuine Parts Co.	29,208	3,702
*	Liberty Media Corp.-Liberty Formula One Class C	40,963	3,620
	Dollar General Corp.	46,229	3,572
	Toll Brothers Inc.	21,537	3,557
	Estee Lauder Cos. Inc. Class A	48,605	3,505
	Domino's Pizza Inc.	7,339	3,495
*	Aptiv plc	57,220	3,177
*	On Holding AG Class A	52,224	3,046
*	Dollar Tree Inc.	42,645	3,039
	News Corp. Class A	101,822	2,989
	Tapestry Inc.	47,986	2,989
	Pool Corp.	7,844	2,958
	Rollins Inc.	58,655	2,952
	Fox Corp. Class A	60,871	2,868
*	CarMax Inc.	32,978	2,769
*	Duolingo Inc. Class A	7,730	2,692
*	BJ's Wholesale Club Holdings Inc.	27,899	2,687
*	Grab Holdings Ltd. Class A	533,223	2,666
	Service Corp. International	29,986	2,656
*	Floor & Decor Holdings Inc. Class A	22,076	2,477
*	Norwegian Cruise Line Holdings Ltd.	90,684	2,439
	Interpublic Group of Cos. Inc.	79,102	2,437
*	TKO Group Holdings Inc. Class A	16,701	2,304
*	GameStop Corp. Class A	78,774	2,288
	Aramark	55,084	2,241
*	Cava Group Inc.	15,807	2,227
	Lithia Motors Inc. Class A	5,735	2,219
	Delta Air Lines Inc.	34,175	2,181
	LKQ Corp.	55,007	2,161
	Murphy USA Inc.	3,898	2,135
*	Rivian Automotive Inc. Class A	174,364	2,133
	Wingstop Inc.	6,169	2,028
	Tempur Sealy International Inc.	35,448	1,984
	Ralph Lauren Corp. Class A	8,459	1,957
	Hasbro Inc.	29,079	1,895
*	Planet Fitness Inc. Class A	18,440	1,836

		Shares	Market Value ($000)
	New York Times Co. Class A	33,707	1,829
*	Skechers USA Inc. Class A	27,798	1,774
	H&R Block Inc.	29,273	1,735
	Bath & Body Works Inc.	46,984	1,703
*	United Airlines Holdings Inc.	17,422	1,687
	BorgWarner Inc.	47,584	1,633
	Wyndham Hotels & Resorts Inc.	16,198	1,590
*	Taylor Morrison Home Corp. Class A	21,518	1,590
*	Abercrombie & Fitch Co. Class A	10,559	1,581
	Gentex Corp.	48,997	1,497
	VF Corp.	73,553	1,488
	Autoliv Inc.	14,899	1,477
*	elf Beauty Inc.	11,384	1,474
	Hyatt Hotels Corp. Class A	9,163	1,447
*	SiteOne Landscape Supply Inc.	9,390	1,439
	Meritage Homes Corp.	7,508	1,435
	Vail Resorts Inc.	7,911	1,418
*	Bright Horizons Family Solutions Inc.	12,201	1,411
*	SharkNinja Inc.	14,021	1,410
	Sirius XM Holdings Inc.	51,520	1,388
	Paramount Global Class B	124,889	1,355
*	Etsy Inc.	24,614	1,350
*	Crocs Inc.	12,409	1,310
*	Lyft Inc. Class A	75,057	1,303
*	MakeMyTrip Ltd.	11,245	1,290
	U-Haul Holding Co.	20,353	1,271
	PVH Corp.	11,697	1,268
*	Ollie's Bargain Outlet Holdings Inc.	12,792	1,266
*	Dutch Bros Inc. Class A	22,946	1,233
	Whirlpool Corp.	11,053	1,232
*	RH	3,148	1,212
	Thor Industries Inc.	10,731	1,198
	Group 1 Automotive Inc.	2,801	1,193
	Lear Corp.	11,982	1,172
*	Champion Homes Inc.	11,255	1,168
	KB Home	13,991	1,158
	Nexstar Media Group Inc. Class A	6,595	1,125
*	Asbury Automotive Group Inc.	4,256	1,106
*	Valvoline Inc.	27,508	1,092
	Kontoor Brands Inc.	11,739	1,077
*	Five Below Inc.	11,436	1,060
	Southwest Airlines Co.	31,869	1,031
*	Grand Canyon Education Inc.	6,235	1,026
	Gap Inc.	41,699	1,011
*	AutoNation Inc.	5,386	964
*	Frontdoor Inc.	16,368	959
	Macy's Inc.	57,786	938
*	Cavco Industries Inc.	1,783	917
*	M/I Homes Inc.	5,521	911
	Signet Jewelers Ltd.	9,077	910
*	Wayfair Inc. Class A	19,620	907
*	Madison Square Garden Sports Corp.	3,895	896
[1]	Choice Hotels International Inc.	5,890	891
	Six Flags Entertainment Corp.	19,268	890
	Harley-Davidson Inc.	25,711	865
*	Tri Pointe Homes Inc.	19,546	851
*	Boot Barn Holdings Inc.	6,177	847
	Newell Brands Inc.	86,566	830
	Travel + Leisure Co.	14,509	811
*	Cinemark Holdings Inc.	23,413	808
	Rush Enterprises Inc. Class A	12,803	793
*	Dorman Products Inc.	5,352	749
*	Peloton Interactive Inc. Class A	71,322	738
	American Eagle Outfitters Inc.	38,008	731
*	YETI Holdings Inc.	18,108	731
*	Adtalem Global Education Inc.	7,968	728
	Marriott Vacations Worldwide Corp.	7,206	715
	Steven Madden Ltd.	15,382	701
	Wendy's Co.	36,623	672
*	Hilton Grand Vacations Inc.	15,826	671

		Shares	Market Value ($000)
*	Urban Outfitters Inc.	13,563	661
	TEGNA Inc.	34,830	654
*	Hanesbrands Inc.	74,020	644
	Penske Automotive Group Inc.	3,854	642
	LCI Industries	5,293	639
*	Goodyear Tire & Rubber Co.	59,206	636
	Fox Corp. Class B	13,912	622
*	Victoria's Secret & Co.	15,848	616
*	Liberty Media Corp.-Liberty Formula One Class A	7,595	614
*	Coty Inc. Class A	80,962	598
*	Liberty Media Corp.-Liberty Live Class A	8,345	598
	Columbia Sportswear Co.	6,760	590
*	Capri Holdings Ltd.	24,406	571
*	Visteon Corp.	5,822	544
	HNI Corp.	9,497	538
	Advance Auto Parts Inc.	12,693	525
	Century Communities Inc.	5,764	521
*	Laureate Education Inc.	27,243	518
	Interparfums Inc.	3,683	507
*	Under Armour Inc. Class C	57,541	505
*	American Airlines Group Inc.	34,094	495
	Phinia Inc.	8,785	493
	PriceSmart Inc.	5,259	472
*	LGI Homes Inc.	4,236	464
	Nordstrom Inc.	20,318	461
*	Green Brick Partners Inc.	6,444	461
	Strategic Education Inc.	4,612	456
*	OPENLANE Inc.	22,485	454
*,1	Lucid Group Inc. Class A	206,700	451
	Acushnet Holdings Corp.	6,144	449
*	Atlanta Braves Holdings Inc. Class C	11,036	445
*	Foot Locker Inc.	17,539	441
*	Liberty Media Corp.-Liberty Live Class C	5,754	420
	PROG Holdings Inc.	8,606	419
*	United Parks & Resorts Inc.	7,052	414
*	Birkenstock Holding plc	7,961	411
	John Wiley & Sons Inc. Class A	7,652	399
	Carter's Inc.	7,231	395
	Avis Budget Group Inc.	3,614	394
	La-Z-Boy Inc.	8,689	393
*	QuantumScape Corp. Class A	73,499	384
	Upbound Group Inc.	11,087	381
	Leggett & Platt Inc.	28,091	354
	MillerKnoll Inc.	14,018	352
*	Sonos Inc.	25,867	352
*	Central Garden & Pet Co. Class A	10,378	351
	Papa John's International Inc.	6,988	348
*	Alaska Air Group Inc.	6,570	346
*	AMC Entertainment Holdings Inc. Class A	69,546	344
	Winnebago Industries Inc.	5,863	343
*	Adient plc	17,790	342
*	Helen of Troy Ltd.	4,577	336
	Kohl's Corp.	22,382	335
	Buckle Inc.	6,366	332
*	Amer Sports Inc.	12,077	318
*	TripAdvisor Inc.	21,992	315
*	Sabre Corp.	77,314	302
*	Sally Beauty Holdings Inc.	21,673	302
*	Life Time Group Holdings Inc.	12,251	297
*	Madison Square Garden Entertainment Corp. Class A	7,900	292
*	Fox Factory Holding Corp.	8,807	286
*	Gentherm Inc.	6,659	280
	Dana Inc.	27,388	274
	Oxford Industries Inc.	3,137	261
	Steelcase Inc. Class A	19,105	257
	Cracker Barrel Old Country Store Inc.	4,611	256
*	G-III Apparel Group Ltd.	8,473	251
*	Topgolf Callaway Brands Corp.	28,825	243
*	Sphere Entertainment Co.	5,632	232
*	Under Armour Inc. Class A	23,720	230

		Shares	Market Value ($000)
*	IMAX Corp.	8,288	218
*	Coursera Inc.	26,779	213
*	Driven Brands Holdings Inc.	12,264	207
	Krispy Kreme Inc.	18,251	201
*	National Vision Holdings Inc.	16,097	195
	Jack in the Box Inc.	3,757	184
*	ODP Corp.	7,173	184
*	Lions Gate Entertainment Corp. Class B	24,160	178
*	U-Haul Holding Co. (XNYS)	2,464	174
*	Mister Car Wash Inc.	19,533	156
	Scholastic Corp.	5,051	133
*	Atlanta Braves Holdings Inc. Class A	2,955	124
*	JetBlue Airways Corp.	20,068	120
*	Hertz Global Holdings Inc.	24,403	120
*	Lions Gate Entertainment Corp. Class A	13,710	113
	News Corp. Class B	3,046	98
	Guess? Inc.	5,338	88
	Lennar Corp. Class B	369	61
			1,667,496
Consumer Staples (4.0%)
	Procter & Gamble Co.	496,573	89,016
	Coca-Cola Co.	817,032	52,355
	PepsiCo Inc.	289,376	47,299
	Mondelez International Inc. Class A	281,771	18,301
	McKesson Corp.	27,285	17,149
	Colgate-Palmolive Co.	171,042	16,528
	CVS Health Corp.	265,546	15,893
	Kimberly-Clark Corp.	70,806	9,867
	Corteva Inc.	147,158	9,159
	Cencora Inc.	34,930	8,787
	Kroger Co.	139,446	8,517
*	Monster Beverage Corp.	150,850	8,316
	Sysco Corp.	104,962	8,094
	General Mills Inc.	117,521	7,787
	Keurig Dr Pepper Inc.	235,708	7,696
	Kraft Heinz Co.	186,944	5,977
	Church & Dwight Co. Inc.	51,389	5,659
	Archer-Daniels-Midland Co.	100,382	5,481
	Hershey Co.	30,650	5,398
	Kellanova	55,031	4,473
	Clorox Co.	26,187	4,378
	McCormick & Co. Inc. (Non-Voting)	53,109	4,164
	Tyson Foods Inc. Class A	59,128	3,814
*	US Foods Holding Corp.	48,162	3,360
	Coca-Cola Europacific Partners plc	43,065	3,341
*	Sprouts Farmers Market Inc.	21,096	3,259
	Conagra Brands Inc.	99,943	2,753
	Bunge Global SA	29,708	2,666
	J M Smucker Co.	21,818	2,570
	Lamb Weston Holdings Inc.	30,135	2,328
*	BellRing Brands Inc.	27,382	2,148
	Ingredion Inc.	13,657	2,012
	Hormel Foods Corp.	60,990	1,978
	Campbell's Co.	40,184	1,857
	Albertsons Cos. Inc. Class A	87,842	1,744
	Coca-Cola Consolidated Inc.	1,250	1,630
*	Freshpet Inc.	9,897	1,515
*	Darling Ingredients Inc.	33,757	1,368
	Walgreens Boots Alliance Inc.	150,814	1,360
*	Post Holdings Inc.	10,325	1,244
	Primo Brands Corp. Class A	32,994	941
	Flowers Foods Inc.	39,979	904
	Cal-Maine Foods Inc.	8,419	822
	WD-40 Co.	2,817	781
	Lancaster Colony Corp.	4,100	762
*	Simply Good Foods Co.	19,140	762
	Energizer Holdings Inc.	15,132	577
	J & J Snack Foods Corp.	3,290	572
	Spectrum Brands Holdings Inc.	5,798	533

		Shares	Market Value ($000)
	Nomad Foods Ltd.	28,234	517
*	Grocery Outlet Holding Corp.	20,476	430
	Edgewell Personal Care Co.	10,142	371
*	TreeHouse Foods Inc.	9,700	333
	Reynolds Consumer Products Inc.	10,838	300
	WK Kellogg Co.	13,568	282
	Weis Markets Inc.	3,384	246
	National Beverage Corp.	4,948	244
*	Herbalife Ltd.	21,529	167
*	USANA Health Sciences Inc.	2,122	82
			410,867
Energy (0.1%)
*	First Solar Inc.	22,407	4,465
*	Enphase Energy Inc.	27,652	1,973
*	NEXTracker Inc. Class A	30,205	1,153
*,1	Plug Power Inc.	153,507	344
*	Fluence Energy Inc.	12,193	229
*	Array Technologies Inc.	30,788	207
*	Ameresco Inc. Class A	6,759	190
*	SolarEdge Technologies Inc.	11,414	180
*	Shoals Technologies Group Inc. Class A	34,012	178
			8,919
Financials (11.4%)
	JPMorgan Chase & Co.	603,199	150,631
	Bank of America Corp.	1,428,085	67,848
	Goldman Sachs Group Inc.	66,356	40,382
	S&P Global Inc.	65,851	34,408
	Progressive Corp.	123,004	33,073
	Morgan Stanley	244,339	32,157
	Blackrock Inc.	31,066	31,774
	Citigroup Inc.	403,310	28,583
	Blackstone Inc.	148,600	28,396
	Charles Schwab Corp.	313,814	25,971
	Chubb Ltd.	85,122	24,577
	Marsh & McLennan Cos. Inc.	103,735	24,194
	Intercontinental Exchange Inc.	119,614	19,253
	Apollo Global Management Inc.	109,815	19,221
	CME Group Inc.	75,653	18,005
	PNC Financial Services Group Inc.	83,535	17,937
	US Bancorp	327,944	17,476
	Moody's Corp.	33,278	16,638
	Aon plc Class A	41,326	16,181
	Arthur J Gallagher & Co.	45,403	14,177
	Truist Financial Corp.	280,818	13,389
	Aflac Inc.	117,386	13,382
	Travelers Cos. Inc.	48,078	12,791
	Bank of New York Mellon Corp.	155,464	12,728
*	Coinbase Global Inc. Class A	41,454	12,279
	Ameriprise Financial Inc.	21,074	12,096
	Allstate Corp.	55,289	11,466
	MetLife Inc.	123,857	10,928
	American International Group Inc.	136,769	10,515
	MSCI Inc. Class A	16,149	9,845
	Prudential Financial Inc.	75,555	9,778
	Discover Financial Services	52,678	9,610
*	NU Holdings Ltd. Class A	669,157	8,385
	M&T Bank Corp.	34,999	7,699
	Arch Capital Group Ltd.	75,797	7,634
	Hartford Financial Services Group Inc.	61,537	7,588
	Nasdaq Inc.	86,805	7,204
	Willis Towers Watson plc	21,504	6,924
	Fifth Third Bancorp	143,657	6,904
	Ares Management Corp. Class A	38,553	6,813
	Raymond James Financial Inc.	39,716	6,723
	State Street Corp.	63,364	6,242
	First Citizens BancShares Inc. Class A	2,541	5,832
	Broadridge Financial Solutions Inc.	24,690	5,827
	T. Rowe Price Group Inc.	46,141	5,714
	Brown & Brown Inc.	50,382	5,698

		Shares	Market Value ($000)
	Huntington Bancshares Inc.	303,764	5,471
*	Robinhood Markets Inc. Class A	140,158	5,262
	Regions Financial Corp.	192,563	5,249
	Cincinnati Financial Corp.	32,212	5,148
	LPL Financial Holdings Inc.	15,666	5,094
*	Markel Group Inc.	2,717	4,844
	Cboe Global Markets Inc.	22,198	4,791
	Northern Trust Corp.	41,964	4,665
	Citizens Financial Group Inc.	94,788	4,563
	Interactive Brokers Group Inc. Class A	22,223	4,247
	Principal Financial Group Inc.	48,377	4,213
	W R Berkley Corp.	61,888	3,995
	FactSet Research Systems Inc.	7,992	3,921
	KeyCorp	194,663	3,792
*	SoFi Technologies Inc.	215,733	3,540
	Everest Group Ltd.	9,055	3,509
	Fidelity National Financial Inc.	54,542	3,457
	Equitable Holdings Inc.	68,691	3,313
	Tradeweb Markets Inc. Class A	24,446	3,312
	Loews Corp.	37,590	3,260
	East West Bancorp Inc.	29,016	3,182
	Reinsurance Group of America Inc.	13,829	3,159
	RenaissanceRe Holdings Ltd.	10,800	3,090
	Unum Group	38,753	2,980
	Credicorp Ltd.	14,309	2,654
	Blue Owl Capital Inc. Class A	105,322	2,499
	Assurant Inc.	10,954	2,488
	First Horizon Corp.	114,485	2,419
	Stifel Financial Corp.	20,819	2,411
	Kinsale Capital Group Inc.	4,646	2,362
	Evercore Inc. Class A	7,502	2,310
	Ally Financial Inc.	57,535	2,300
	Webster Financial Corp.	35,946	2,221
	American Financial Group Inc.	15,064	2,212
	Primerica Inc.	7,274	2,202
	Western Alliance Bancorp	22,521	2,108
	Houlihan Lokey Inc. Class A	11,035	2,087
	Annaly Capital Management Inc.	104,691	2,087
	Globe Life Inc.	18,716	2,082
	Comerica Inc.	28,159	2,035
	Old Republic International Corp.	52,063	2,029
	Pinnacle Financial Partners Inc.	15,877	2,018
	MarketAxess Holdings Inc.	7,727	1,999
	Corebridge Financial Inc.	60,072	1,945
	Wintrust Financial Corp.	13,598	1,877
	Zions Bancorp NA	30,573	1,850
	Commerce Bancshares Inc.	24,881	1,835
	Voya Financial Inc.	21,463	1,781
	SouthState Corp.	15,891	1,759
	SEI Investments Co.	21,004	1,736
	Cullen/Frost Bankers Inc.	12,328	1,734
	Synovus Financial Corp.	30,299	1,729
	Ryan Specialty Holdings Inc. Class A	21,635	1,631
	Jackson Financial Inc. Class A	15,820	1,585
	Prosperity Bancshares Inc.	18,862	1,579
*	MARA Holdings Inc.	57,339	1,572
	Hamilton Lane Inc. Class A	8,026	1,544
	RLI Corp.	8,772	1,543
	Old National Bancorp	66,226	1,534
	Axis Capital Holdings Ltd.	16,216	1,509
	Popular Inc.	15,072	1,498
	AGNC Investment Corp.	154,708	1,494
	First American Financial Corp.	21,065	1,478
	Cadence Bank	38,224	1,460
	MGIC Investment Corp.	53,903	1,416
	Glacier Bancorp Inc.	23,970	1,388
	Invesco Ltd.	76,669	1,387
	Columbia Banking System Inc.	44,619	1,384
	OneMain Holdings Inc.	24,015	1,377
	Franklin Resources Inc.	60,213	1,370

		Shares	Market Value ($000)
	Starwood Property Trust Inc.	66,246	1,349
	Lazard Inc. Class A	22,902	1,330
*	Mr Cooper Group Inc.	13,401	1,322
	Selective Insurance Group Inc.	12,606	1,287
	FNB Corp.	74,802	1,283
	Lincoln National Corp.	35,902	1,276
	Essent Group Ltd.	21,880	1,264
	Piper Sandler Cos.	3,666	1,257
	Home BancShares Inc.	39,304	1,248
	SLM Corp.	45,598	1,248
*	Upstart Holdings Inc.	15,838	1,248
	TPG Inc. Class A	17,760	1,243
	Hanover Insurance Group Inc.	7,469	1,232
	Janus Henderson Group plc	27,168	1,230
	Rithm Capital Corp.	107,500	1,209
	Affiliated Managers Group Inc.	6,421	1,204
	UMB Financial Corp.	9,379	1,177
	United Bankshares Inc.	27,815	1,176
	XP Inc. Class A	86,196	1,167
	First Financial Bankshares Inc.	27,479	1,145
	Moelis & Co. Class A	14,795	1,139
	Radian Group Inc.	31,439	1,125
	Bank OZK	22,290	1,114
	Hancock Whitney Corp.	18,339	1,089
	White Mountains Insurance Group Ltd.	524	1,053
	Valley National Bancorp	98,000	1,043
	ServisFirst Bancshares Inc.	10,757	1,030
	Assured Guaranty Ltd.	10,999	1,026
	Ameris Bancorp	14,073	989
*	Axos Financial Inc.	11,611	962
	Kemper Corp.	12,760	912
	Associated Banc-Corp	33,844	903
	CNO Financial Group Inc.	22,379	893
*	Texas Capital Bancshares Inc.	9,880	874
*	Enstar Group Ltd.	2,682	871
	United Community Banks Inc.	25,630	867
	International Bancshares Corp.	11,512	842
	Fulton Financial Corp.	38,404	829
	Atlantic Union Bankshares Corp.	19,064	809
	First Hawaiian Inc.	27,720	765
	Cathay General Bancorp	14,642	762
	Community Financial System Inc.	10,975	760
*	Riot Platforms Inc.	59,638	754
	WSFS Financial Corp.	12,566	754
	Eastern Bankshares Inc.	40,451	754
	Walker & Dunlop Inc.	6,833	753
	BGC Group Inc. Class A	76,600	746
*	Genworth Financial Inc. Class A	91,103	711
	Blackstone Mortgage Trust Inc. Class A	36,964	710
	First Bancorp	34,216	708
*	Brighthouse Financial Inc.	13,256	693
*	NMI Holdings Inc. Class A	16,620	665
	Artisan Partners Asset Management Inc. Class A	13,447	656
	BankUnited Inc.	15,268	642
*	Credit Acceptance Corp.	1,283	639
	Independent Bank Corp.	8,801	637
	Simmons First National Corp. Class A	25,959	635
	Flagstar Financial Inc.	52,910	633
	CVB Financial Corp.	26,885	630
	Virtu Financial Inc. Class A	16,747	625
	Bank of Hawaii Corp.	7,910	625
	Bread Financial Holdings Inc.	10,330	608
	Heartland Financial USA Inc.	8,931	603
	PennyMac Financial Services Inc.	5,569	597
	Cohen & Steers Inc.	5,664	593
[1]	Arbor Realty Trust Inc.	39,293	576
	Pacific Premier Bancorp Inc.	20,196	574
	First Interstate BancSystem Inc. Class A	16,295	570
	BOK Financial Corp.	4,777	568
	First Financial Bancorp	18,953	560

		Shares	Market Value ($000)
	Provident Financial Services Inc.	26,253	554
	Park National Corp.	2,900	552
	First Merchants Corp.	12,588	551
*	Lemonade Inc.	10,616	550
*	Palomar Holdings Inc.	5,046	546
	Towne Bank	14,611	535
	Seacoast Banking Corp. of Florida	17,211	516
	Banner Corp.	6,858	512
	WaFd Inc.	13,966	511
	BancFirst Corp.	4,021	508
	Independent Bank Group Inc.	7,548	505
*	Triumph Financial Inc.	4,636	496
	Trustmark Corp.	12,441	487
	NBT Bancorp Inc.	9,672	485
	Renasant Corp.	12,621	475
	WesBanco Inc.	12,343	436
*	Freedom Holding Corp.	3,490	415
	Stock Yards Bancorp Inc.	5,436	414
	City Holding Co.	3,036	399
	Northwest Bancshares Inc.	27,039	397
	First Commonwealth Financial Corp.	20,931	394
	Horace Mann Educators Corp.	8,790	368
*	Trupanion Inc.	6,739	359
	Virtus Investment Partners Inc.	1,445	357
	Bank of NT Butterfield & Son Ltd.	9,305	353
	Sandy Spring Bancorp Inc.	9,025	340
	S&T Bancorp Inc.	7,817	335
	Live Oak Bancshares Inc.	6,899	327
	WisdomTree Inc.	27,380	327
	Nelnet Inc. Class A	2,949	321
	Hilltop Holdings Inc.	9,938	315
*	SiriusPoint Ltd.	20,361	314
	Hope Bancorp Inc.	22,897	312
	Westamerica Bancorp	5,352	306
	Berkshire Hills Bancorp Inc.	9,017	275
	Employers Holdings Inc.	4,984	266
	Ladder Capital Corp. Class A	22,378	265
	Safety Insurance Group Inc.	3,012	259
	Navient Corp.	16,472	257
	1st Source Corp.	3,936	255
	PennyMac Mortgage Investment Trust	18,186	247
	Two Harbors Investment Corp.	20,978	247
	Chimera Investment Corp.	16,594	246
*	Encore Capital Group Inc.	4,806	236
	MFA Financial Inc.	21,086	234
	CNA Financial Corp.	4,339	219
	ARMOUR Residential REIT Inc.	10,267	194
	F&G Annuities & Life Inc.	3,529	171
	TFS Financial Corp.	11,229	159
	Republic Bancorp Inc. Class A	1,648	126
*	Columbia Financial Inc.	5,504	100
			1,160,550
Health Care (11.3%)
	Eli Lilly & Co.	168,523	134,035
	UnitedHealth Group Inc.	193,567	118,115
	AbbVie Inc.	372,858	68,207
	Merck & Co. Inc.	533,654	54,241
	Abbott Laboratories	363,967	43,228
	Thermo Fisher Scientific Inc.	80,373	42,568
*	Intuitive Surgical Inc.	74,314	40,278
	Danaher Corp.	135,881	32,569
	Amgen Inc.	112,874	31,929
	Pfizer Inc.	1,193,340	31,277
	Stryker Corp.	76,145	29,860
*	Boston Scientific Corp.	309,018	28,016
*	Vertex Pharmaceuticals Inc.	54,386	25,460
	Bristol-Myers Squibb Co.	426,978	25,286
	Gilead Sciences Inc.	262,656	24,317
	Medtronic plc	270,130	23,377

		Shares	Market Value ($000)
	Elevance Health Inc.	48,941	19,917
	Cigna Group	58,654	19,813
	Zoetis Inc. Class A	96,286	16,874
*	Regeneron Pharmaceuticals Inc.	21,999	16,504
	Becton Dickinson & Co.	60,816	13,495
	HCA Healthcare Inc.	39,723	12,998
*	Edwards Lifesciences Corp.	125,822	8,977
	Agilent Technologies Inc.	61,589	8,497
	GE HealthCare Technologies Inc.	95,654	7,960
	ResMed Inc.	30,604	7,621
*	IQVIA Holdings Inc.	37,916	7,615
	Humana Inc.	25,375	7,521
*	IDEXX Laboratories Inc.	17,368	7,325
*	Veeva Systems Inc. Class A	31,106	7,087
*	Alnylam Pharmaceuticals Inc.	26,580	6,727
*	Centene Corp.	110,746	6,645
*	Dexcom Inc.	84,259	6,571
	Cardinal Health Inc.	51,197	6,258
	West Pharmaceutical Services Inc.	15,304	4,984
*	Biogen Inc.	30,741	4,938
*	Illumina Inc.	33,444	4,821
	Zimmer Biomet Holdings Inc.	43,002	4,821
*	Waters Corp.	12,481	4,802
	STERIS plc	20,753	4,546
*	Cooper Cos. Inc.	41,007	4,284
	Labcorp Holdings Inc.	17,748	4,280
*	Natera Inc.	23,822	3,997
*	Insulet Corp.	14,685	3,918
*	Hologic Inc.	47,996	3,816
	Quest Diagnostics Inc.	23,385	3,804
*	Align Technology Inc.	15,786	3,675
*	ICON plc	17,299	3,637
*	Molina Healthcare Inc.	12,198	3,634
	Baxter International Inc.	107,090	3,610
*	United Therapeutics Corp.	9,160	3,394
	Viatris Inc.	249,281	3,263
	Revvity Inc.	25,917	3,010
*	Avantor Inc.	142,524	3,002
*	Moderna Inc.	68,226	2,938
*	Tenet Healthcare Corp.	19,992	2,852
*	Neurocrine Biosciences Inc.	21,095	2,674
*	BioMarin Pharmaceutical Inc.	39,706	2,622
*	Sarepta Therapeutics Inc.	19,129	2,551
*	Incyte Corp.	33,459	2,496
	Universal Health Services Inc. Class B	12,171	2,495
*	Insmed Inc.	32,918	2,474
	Bio-Techne Corp.	32,688	2,463
*	Exact Sciences Corp.	38,419	2,385
*	Vaxcyte Inc.	25,009	2,359
*	Catalent Inc.	37,922	2,317
*	Exelixis Inc.	60,582	2,209
	Royalty Pharma plc Class A	82,602	2,202
*	Charles River Laboratories International Inc.	10,778	2,145
	Encompass Health Corp.	20,767	2,138
*	Solventum Corp.	29,224	2,090
*	Henry Schein Inc.	27,002	2,080
*	Globus Medical Inc. Class A	23,603	2,021
	Teleflex Inc.	9,915	1,912
*	Penumbra Inc.	7,795	1,903
*	Intra-Cellular Therapies Inc.	21,776	1,865
*	REVOLUTION Medicines Inc.	32,078	1,856
*	Medpace Holdings Inc.	5,368	1,828
*	HealthEquity Inc.	17,800	1,807
	Chemed Corp.	3,150	1,803
*	DaVita Inc.	10,674	1,774
*	Repligen Corp.	11,736	1,767
	Ensign Group Inc.	11,632	1,701
*	Jazz Pharmaceuticals plc	13,045	1,586
*	Masimo Corp.	9,088	1,568
*	Glaukos Corp.	10,223	1,469

		Shares	Market Value ($000)
*	Bio-Rad Laboratories Inc. Class A	4,059	1,382
*	Elanco Animal Health Inc.	104,383	1,379
*	Doximity Inc. Class A	25,793	1,367
	Bruker Corp.	23,036	1,335
*	Lantheus Holdings Inc.	14,406	1,286
*	Hims & Hers Health Inc.	39,518	1,273
*	Blueprint Medicines Corp.	13,106	1,263
*	Halozyme Therapeutics Inc.	25,857	1,246
*	Merit Medical Systems Inc.	11,965	1,243
*	Cytokinetics Inc.	23,952	1,242
*	Madrigal Pharmaceuticals Inc.	3,678	1,207
*	Inspire Medical Systems Inc.	6,184	1,192
*	Ionis Pharmaceuticals Inc.	33,125	1,184
*	Viking Therapeutics Inc.	22,043	1,167
*	RadNet Inc.	13,819	1,130
*	Crinetics Pharmaceuticals Inc.	18,403	1,053
*	TG Therapeutics Inc.	29,512	1,027
*	Krystal Biotech Inc.	5,163	1,019
*	Alkermes plc	34,313	996
*	Integer Holdings Corp.	7,034	988
*	Corcept Therapeutics Inc.	16,929	976
*	Avidity Biosciences Inc.	22,507	968
*	Haemonetics Corp.	10,568	924
*	Ultragenyx Pharmaceutical Inc.	19,219	915
*	CRISPR Therapeutics AG	17,408	891
*	Guardant Health Inc.	24,634	877
*	Prestige Consumer Healthcare Inc.	10,287	872
*	Option Care Health Inc.	36,392	866
	Organon & Co.	54,566	866
	DENTSPLY SIRONA Inc.	42,600	837
	Perrigo Co. plc	28,734	820
*	Envista Holdings Corp.	36,658	817
*	Bridgebio Pharma Inc.	29,846	809
*	Acadia Healthcare Co. Inc.	19,076	775
*	Axsome Therapeutics Inc.	7,638	750
*	ICU Medical Inc.	4,523	742
*	Apellis Pharmaceuticals Inc.	21,819	740
*	Biohaven Ltd.	15,596	718
*	Nuvalent Inc. Class A	7,283	704
*	PTC Therapeutics Inc.	15,743	691
*	Xenon Pharmaceuticals Inc.	16,162	689
*	Agios Pharmaceuticals Inc.	11,587	688
*	Veracyte Inc.	15,574	669
*	CorVel Corp.	1,806	660
*	Denali Therapeutics Inc.	26,046	651
*	Neogen Corp.	45,751	649
*	Arrowhead Pharmaceuticals Inc.	24,884	648
*	Amedisys Inc.	6,739	616
*	Amicus Therapeutics Inc.	60,987	609
*	LivaNova plc	11,379	597
*	SpringWorks Therapeutics Inc.	14,185	588
*	TransMedics Group Inc.	6,747	585
*	Twist Bioscience Corp.	11,854	583
*	Merus NV	12,972	582
*	iRhythm Technologies Inc.	6,593	573
*	Inari Medical Inc.	11,012	572
*	QuidelOrtho Corp.	13,079	536
*	Azenta Inc.	11,349	524
*	Dyne Therapeutics Inc.	16,562	507
	Premier Inc. Class A	21,521	493
*	Iovance Biotherapeutics Inc.	52,331	488
	Select Medical Holdings Corp.	22,643	478
*	Privia Health Group Inc.	21,628	465
	CONMED Corp.	6,253	463
*	NeoGenomics Inc.	26,080	462
*	Novocure Ltd.	22,296	447
*	Omnicell Inc.	9,542	445
*	Akero Therapeutics Inc.	13,775	442
*	Ligand Pharmaceuticals Inc.	3,574	434
*	Beam Therapeutics Inc.	15,691	429

		Shares	Market Value ($000)
*	Kymera Therapeutics Inc.	9,066	425
*	Tandem Diabetes Care Inc.	13,599	417
*	Teladoc Health Inc.	34,344	411
*	ACADIA Pharmaceuticals Inc.	25,152	410
*	Sotera Health Co.	31,066	409
*	Fortrea Holdings Inc.	18,334	386
*	Surgery Partners Inc.	16,026	382
*	Supernus Pharmaceuticals Inc.	10,232	374
*,1	Recursion Pharmaceuticals Inc. Class A	51,889	367
*	AtriCure Inc.	10,116	366
*	Amphastar Pharmaceuticals Inc.	7,988	361
	Patterson Cos. Inc.	16,705	359
*	Integra LifeSciences Holdings Corp.	14,061	346
*	Arvinas Inc.	12,950	346
*	Immunovant Inc.	12,183	344
*	10X Genomics Inc. Class A	21,265	338
*	Inmode Ltd.	16,794	328
*	Xencor Inc.	12,733	326
*	BioCryst Pharmaceuticals Inc.	41,719	313
*	Intellia Therapeutics Inc.	19,871	310
*	STAAR Surgical Co.	10,501	306
*	Evolent Health Inc. Class A	23,638	305
*	Myriad Genetics Inc.	18,325	298
*	MoonLake Immunotherapeutics Class A	5,394	294
*	Progyny Inc.	17,480	272
*	Certara Inc.	24,142	271
*	Alignment Healthcare Inc.	20,614	260
*	Phreesia Inc.	11,456	241
*	AdaptHealth Corp. Class A	21,486	216
*	Harmony Biosciences Holdings Inc.	6,100	211
*	Innoviva Inc.	11,012	209
*	Owens & Minor Inc.	15,234	205
*	LifeStance Health Group Inc.	27,276	205
*	Rocket Pharmaceuticals Inc.	14,115	203
*	Avanos Medical Inc.	9,555	183
*	Arcus Biosciences Inc.	11,531	178
*	Vir Biotechnology Inc.	19,630	156
*	Prothena Corp. plc	9,083	147
*	Pacira BioSciences Inc.	8,485	143
*	Maravai LifeSciences Holdings Inc. Class A	22,895	130
*	agilon health Inc.	61,077	128
*	Ironwood Pharmaceuticals Inc. Class A	31,221	110
*,1	OPKO Health Inc.	60,892	94
*	GRAIL Inc.	5,369	94
*	Relay Therapeutics Inc.	19,174	90
*	Sana Biotechnology Inc.	26,694	74
*,2	Scilex Holding Co. (Acquired 1/23/23, Cost $126)	12,014	7
*,3	OmniAb Inc. 12.5 Earnout	1,051	—
*,3	OmniAb Inc. 15 Earnout	1,051	—
			1,159,211
Industrials (10.4%)
	Visa Inc. Class A	331,595	104,479
	Mastercard Inc. Class A	173,903	92,680
	Accenture plc Class A	132,082	47,863
	Caterpillar Inc.	102,907	41,792
	American Express Co.	118,097	35,982
	Union Pacific Corp.	128,346	31,401
*	Fiserv Inc.	120,643	26,657
	Automatic Data Processing Inc.	86,481	26,544
	Deere & Co.	53,074	24,727
	United Parcel Service Inc. Class B	153,428	20,823
	Trane Technologies plc	47,589	19,807
*	PayPal Holdings Inc.	215,271	18,679
	Illinois Tool Works Inc.	62,264	17,279
	Cintas Corp.	72,764	16,429
	Capital One Financial Corp.	79,740	15,311
	CSX Corp.	410,947	15,020
	FedEx Corp.	47,621	14,413
	Carrier Global Corp.	176,608	13,664

		Shares	Market Value ($000)
	PACCAR Inc.	108,176	12,657
*	Fair Isaac Corp.	4,974	11,813
	Johnson Controls International plc	140,485	11,781
*	Block Inc. Class A	117,024	10,362
	Fidelity National Information Services Inc.	118,339	10,094
	Paychex Inc.	67,690	9,901
*	Axon Enterprise Inc.	15,083	9,758
	Old Dominion Freight Line Inc.	41,276	9,293
	Ferguson Enterprises Inc.	42,404	9,156
	Ingersoll Rand Inc.	84,911	8,845
	Verisk Analytics Inc. Class A	29,944	8,810
	Otis Worldwide Corp.	85,003	8,754
	Vulcan Materials Co.	27,825	8,017
	Martin Marietta Materials Inc.	12,894	7,736
	Westinghouse Air Brake Technologies Corp.	36,765	7,376
	DuPont de Nemours Inc.	87,929	7,350
	Rockwell Automation Inc.	24,178	7,136
	Equifax Inc.	25,858	6,763
	Global Payments Inc.	53,562	6,372
*	Keysight Technologies Inc.	36,616	6,255
	Dover Corp.	28,815	5,933
	Veralto Corp.	52,099	5,637
	Synchrony Financial	83,142	5,614
*	Mettler-Toledo International Inc.	4,425	5,537
*	Corpay Inc.	14,386	5,484
*	Builders FirstSource Inc.	25,224	4,703
	Packaging Corp. of America	18,694	4,652
	Lennox International Inc.	6,750	4,503
	Carlisle Cos. Inc.	9,718	4,438
*	Zebra Technologies Corp. Class A	10,752	4,376
	TransUnion	40,808	4,142
	AerCap Holdings NV	40,716	4,046
	Snap-on Inc.	10,912	4,034
	Watsco Inc.	7,305	4,029
	Ball Corp.	64,613	4,016
	Pentair plc	34,774	3,790
*	Trimble Inc.	51,352	3,747
	Owens Corning	18,110	3,724
	Masco Corp.	46,210	3,723
	RPM International Inc.	26,774	3,716
*	XPO Inc.	24,023	3,661
	IDEX Corp.	15,868	3,660
	Comfort Systems USA Inc.	7,399	3,650
	Expeditors International of Washington Inc.	29,594	3,600
	FTAI Aviation Ltd.	21,220	3,582
*	Affirm Holdings Inc. Class A	48,746	3,413
	JB Hunt Transport Services Inc.	17,250	3,262
	Graco Inc.	35,101	3,197
*	Saia Inc.	5,593	3,183
	Nordson Corp.	11,954	3,120
	Stanley Black & Decker Inc.	32,337	2,893
	nVent Electric plc	34,846	2,729
	Jack Henry & Associates Inc.	15,242	2,685
*	TopBuild Corp.	6,707	2,620
	Allegion plc	18,498	2,605
	CH Robinson Worldwide Inc.	24,467	2,583
	AptarGroup Inc.	13,823	2,391
*	Generac Holdings Inc.	12,374	2,329
	CNH Industrial NV	184,015	2,311
	Crown Holdings Inc.	24,702	2,275
	Applied Industrial Technologies Inc.	7,990	2,195
	Eagle Materials Inc.	6,988	2,159
	Acuity Brands Inc.	6,460	2,072
	Fortune Brands Innovations Inc.	26,015	2,037
	Advanced Drainage Systems Inc.	14,773	1,999
	Donaldson Co. Inc.	25,299	1,975
	Knight-Swift Transportation Holdings Inc. Class A	33,188	1,970
	WESCO International Inc.	9,287	1,965
*	Core & Main Inc. Class A	40,369	1,960
	AAON Inc.	14,287	1,948

		Shares	Market Value ($000)
*	Rocket Lab USA Inc.	71,170	1,941
*	BILL Holdings Inc.	21,394	1,930
*	Paylocity Holding Corp.	9,244	1,918
	Toro Co.	22,015	1,917
	Graphic Packaging Holding Co.	62,549	1,882
*	MasTec Inc.	13,063	1,882
	A O Smith Corp.	25,171	1,875
*	Axalta Coating Systems Ltd.	45,976	1,860
*	API Group Corp.	47,756	1,804
*	Chart Industries Inc.	9,034	1,746
	Berry Global Group Inc.	24,119	1,744
	Genpact Ltd.	37,221	1,718
*	Trex Co. Inc.	22,806	1,711
	Simpson Manufacturing Co. Inc.	8,925	1,681
*	SPX Technologies Inc.	9,423	1,663
*	WEX Inc.	8,664	1,635
*	AZEK Co. Inc. Class A	30,508	1,621
*	Middleby Corp.	11,261	1,615
	MKS Instruments Inc.	14,108	1,603
	Louisiana-Pacific Corp.	13,551	1,602
	Robert Half Inc.	21,255	1,586
*	Kirby Corp.	12,250	1,550
*	Mohawk Industries Inc.	11,034	1,532
*	ExlService Holdings Inc.	32,985	1,529
	Ryder System Inc.	8,949	1,511
*	GXO Logistics Inc.	24,790	1,508
*	Beacon Roofing Supply Inc.	13,325	1,506
*	FTI Consulting Inc.	7,417	1,502
*	WillScot Holdings Corp.	38,745	1,482
*	Modine Manufacturing Co.	10,801	1,467
	CSW Industrials Inc.	3,472	1,466
*	Shift4 Payments Inc. Class A	12,793	1,459
	Valmont Industries Inc.	4,171	1,451
	Armstrong World Industries Inc.	9,058	1,448
	Cognex Corp.	36,184	1,447
	Landstar System Inc.	7,517	1,398
	Herc Holdings Inc.	5,875	1,363
	MSA Safety Inc.	7,782	1,353
	Badger Meter Inc.	6,168	1,337
	AGCO Corp.	13,027	1,318
*	Summit Materials Inc. Class A	25,652	1,307
	Littelfuse Inc.	5,214	1,286
*	ACI Worldwide Inc.	22,323	1,268
	Vontier Corp.	32,254	1,266
*	Aurora Innovation Inc. Class A	194,005	1,255
	Watts Water Technologies Inc. Class A	5,736	1,238
	Federal Signal Corp.	12,660	1,233
*	Knife River Corp.	11,865	1,228
*	Sterling Infrastructure Inc.	6,312	1,227
	GATX Corp.	7,435	1,220
	Boise Cascade Co.	8,164	1,205
	Zurn Elkay Water Solutions Corp.	30,187	1,202
	Installed Building Products Inc.	5,057	1,157
	Brunswick Corp.	14,255	1,148
*	Itron Inc.	9,552	1,132
	Air Lease Corp. Class A	21,973	1,118
	Sealed Air Corp.	30,450	1,114
	Arcosa Inc.	10,182	1,106
*	Bloom Energy Corp. Class A	39,874	1,095
*	Dycom Industries Inc.	5,954	1,079
	Sonoco Products Co.	20,629	1,070
	Franklin Electric Co. Inc.	9,671	1,047
	Belden Inc.	8,474	1,037
	Kadant Inc.	2,492	1,029
	Sensata Technologies Holding plc	31,837	1,023
	Silgan Holdings Inc.	17,584	1,012
*	Gates Industrial Corp. plc	43,454	963
*	Euronet Worldwide Inc.	9,115	958
	Primoris Services Corp.	11,397	954
	Maximus Inc.	12,731	948

		Shares	Market Value ($000)
	Brink's Co.	9,510	920
	Granite Construction Inc.	9,248	919
	HB Fuller Co.	11,682	898
*	ASGN Inc.	9,481	868
*	RXO Inc.	28,606	862
	John Bean Technologies Corp.	6,821	860
	Korn Ferry	10,898	854
*	GMS Inc.	8,384	841
*	CBIZ Inc.	10,105	834
	MSC Industrial Direct Co. Inc. Class A	9,683	832
*	Resideo Technologies Inc.	30,232	822
*	Verra Mobility Corp. Class A	34,500	816
	Western Union Co.	71,907	792
	Terex Corp.	13,963	765
*	Alight Inc. Class A	89,696	718
	Atkore Inc.	7,527	710
	Griffon Corp.	7,879	664
	ManpowerGroup Inc.	10,126	652
	Hub Group Inc. Class A	12,613	651
	UniFirst Corp.	3,219	647
	Trinity Industries Inc.	16,956	639
*	Remitly Global Inc.	30,245	622
	McGrath RentCorp	5,089	620
	TriNet Group Inc.	6,564	613
	Insperity Inc.	7,584	598
*	OSI Systems Inc.	3,277	581
	ArcBest Corp.	4,889	564
	AZZ Inc.	6,048	563
*	StoneCo Ltd. Class A	59,159	561
*	Flywire Corp.	24,356	553
	Werner Enterprises Inc.	13,217	540
	Hillenbrand Inc.	14,975	510
	Scorpio Tankers Inc.	9,920	503
	ADT Inc.	64,284	490
*	Hayward Holdings Inc.	29,575	478
*	NCR Atleos Corp.	14,540	477
	EVERTEC Inc.	13,237	476
*	Gibraltar Industries Inc.	6,236	452
*	Masterbrand Inc.	26,106	452
	Vestis Corp.	27,472	442
	Greenbrier Cos. Inc.	6,484	441
[1]	ZIM Integrated Shipping Services Ltd.	19,948	440
*	Huron Consulting Group Inc.	3,576	439
*	Upwork Inc.	24,680	419
*	O-I Glass Inc.	31,834	401
	H&E Equipment Services Inc.	6,664	398
	Apogee Enterprises Inc.	4,519	381
*	Marqeta Inc. Class A	95,940	372
	Helios Technologies Inc.	6,911	362
	Star Bulk Carriers Corp.	20,847	361
	Tennant Co.	3,807	336
*,1	Joby Aviation Inc.	35,406	317
	Schneider National Inc. Class B	9,364	315
*	American Woodmark Corp.	3,335	303
*	Enovix Corp.	32,630	302
	Lindsay Corp.	2,164	287
*	Pagseguro Digital Ltd. Class A	38,953	286
*	Cimpress plc	3,507	282
	SFL Corp. Ltd. Class B	24,313	256
	Matson Inc.	1,609	246
*	Legalzoom.com Inc.	30,210	240
	TriMas Corp.	8,750	231
*	Dlocal Ltd. Class A	20,108	230
	Deluxe Corp.	9,311	216
*	AMN Healthcare Services Inc.	8,018	209
*	JELD-WEN Holding Inc.	16,935	184
	Heartland Express Inc.	8,811	112
	Ardagh Metal Packaging SA	26,300	97
			1,065,260

		Shares	Market Value ($000)
Real Estate (3.1%)
	Prologis Inc.	194,477	22,711
	American Tower Corp.	98,266	20,538
	Equinix Inc.	19,934	19,565
	Welltower Inc.	126,835	17,526
	Digital Realty Trust Inc.	67,956	13,298
	Simon Property Group Inc.	68,088	12,501
	Public Storage	33,291	11,587
	Realty Income Corp.	183,280	10,610
	Crown Castle Inc.	91,495	9,721
*	CBRE Group Inc. Class A	64,460	9,024
	Iron Mountain Inc.	61,149	7,562
	Extra Space Storage Inc.	44,027	7,527
	AvalonBay Communities Inc.	29,829	7,020
*	CoStar Group Inc.	85,612	6,964
	Equity Residential	79,498	6,094
	Ventas Inc.	84,902	5,440
	SBA Communications Corp. Class A	22,579	5,109
	Invitation Homes Inc.	128,911	4,415
	Essex Property Trust Inc.	13,410	4,163
	Alexandria Real Estate Equities Inc.	36,598	4,034
	Mid-America Apartment Communities Inc.	24,405	4,006
	Kimco Realty Corp.	138,844	3,550
	Sun Communities Inc.	26,018	3,287
	Healthpeak Properties Inc.	146,944	3,231
	UDR Inc.	69,070	3,168
	Regency Centers Corp.	38,488	2,909
*	Jones Lang LaSalle Inc.	9,961	2,795
	Equity LifeStyle Properties Inc.	38,777	2,766
	Camden Property Trust	21,705	2,730
	BXP Inc.	33,108	2,715
	American Homes 4 Rent Class A	70,748	2,709
	Host Hotels & Resorts Inc.	145,779	2,685
	WP Carey Inc.	45,390	2,590
	Lamar Advertising Co. Class A	18,299	2,452
*	Zillow Group Inc. Class C	28,709	2,432
	CubeSmart	47,156	2,337
	Omega Healthcare Investors Inc.	51,901	2,108
	Federal Realty Investment Trust	17,352	2,024
	Rexford Industrial Realty Inc.	45,572	1,918
	Brixmor Property Group Inc.	62,992	1,894
	EastGroup Properties Inc.	10,161	1,750
	NNN REIT Inc.	37,804	1,663
	Agree Realty Corp.	20,933	1,608
	Vornado Realty Trust	36,884	1,588
	Healthcare Realty Trust Inc. Class A	80,818	1,481
	First Industrial Realty Trust Inc.	27,659	1,478
	Ryman Hospitality Properties Inc.	12,141	1,423
	Americold Realty Trust Inc.	59,546	1,421
	STAG Industrial Inc.	37,927	1,395
	Essential Properties Realty Trust Inc.	36,980	1,261
	Kite Realty Group Trust	45,125	1,244
	Terreno Realty Corp.	20,024	1,214
*	Zillow Group Inc. Class A	14,784	1,205
	SL Green Realty Corp.	14,716	1,151
	Macerich Co.	49,428	1,048
	Independence Realty Trust Inc.	47,458	1,036
	Kilroy Realty Corp.	24,853	1,032
	Cousins Properties Inc.	32,282	1,025
	Phillips Edison & Co. Inc.	25,948	1,025
	Rayonier Inc.	31,551	1,006
	CareTrust REIT Inc.	32,685	974
	Sabra Health Care REIT Inc.	48,105	901
	Tanger Inc.	22,166	819
	COPT Defense Properties	23,843	786
	Apple Hospitality REIT Inc.	47,376	763
	PotlatchDeltic Corp.	16,686	748
	HA Sustainable Infrastructure Capital Inc.	23,801	746
	Highwoods Properties Inc.	22,281	723
	EPR Properties	15,887	721

		Shares	Market Value ($000)
*	Cushman & Wakefield plc	46,567	712
	Broadstone Net Lease Inc.	40,506	709
	National Health Investors Inc.	8,853	679
	Park Hotels & Resorts Inc.	43,081	670
	National Storage Affiliates Trust	14,667	661
	Innovative Industrial Properties Inc.	5,896	643
	Douglas Emmett Inc.	32,996	639
	Outfront Media Inc.	30,585	588
	LXP Industrial Trust	61,961	579
	Urban Edge Properties	25,125	578
*	Howard Hughes Holdings Inc.	6,668	578
	Four Corners Property Trust Inc.	19,042	566
[1]	Medical Properties Trust Inc.	127,329	559
	Acadia Realty Trust	21,473	555
*	Curbline Properties Corp.	19,394	471
	Sunstone Hotel Investors Inc.	42,245	454
	Retail Opportunity Investments Corp.	25,441	443
	DigitalBridge Group Inc.	32,690	428
	Newmark Group Inc. Class A	27,564	427
	DiamondRock Hospitality Co.	43,089	400
	St. Joe Co.	7,581	387
	Pebblebrook Hotel Trust	25,390	352
	LTC Properties Inc.	8,866	342
	RLJ Lodging Trust	32,338	330
	Getty Realty Corp.	9,772	321
	Empire State Realty Trust Inc. Class A	28,592	313
	Elme Communities	18,455	313
	Xenia Hotels & Resorts Inc.	20,338	313
	Global Net Lease Inc.	41,977	311
	Veris Residential Inc.	16,058	293
	Alexander & Baldwin Inc.	14,867	293
*	Opendoor Technologies Inc.	122,665	287
	American Assets Trust Inc.	9,959	283
	JBG SMITH Properties	16,491	282
*	Apartment Investment & Management Co. Class A	29,953	265
	Kennedy-Wilson Holdings Inc.	22,518	261
	Piedmont Office Realty Trust Inc. Class A	24,634	235
	eXp World Holdings Inc.	16,956	235
	Centerspace	3,132	227
	Marcus & Millichap Inc.	4,977	207
	Paramount Group Inc.	39,216	191
	SITE Centers Corp.	9,697	150
	Saul Centers Inc.	2,184	90
*,1	Seaport Entertainment Group Inc.	1,689	57
			310,627
Technology (38.6%)
	Apple Inc.	3,059,791	726,180
	NVIDIA Corp.	4,926,050	681,026
	Microsoft Corp.	1,565,350	662,863
	Meta Platforms Inc. Class A	461,181	264,865
	Alphabet Inc. Class A	1,194,045	201,734
	Alphabet Inc. Class C	1,079,559	184,054
	Broadcom Inc.	957,105	155,128
	Salesforce Inc.	197,371	65,130
	Oracle Corp.	330,611	61,110
*	Adobe Inc.	93,349	48,162
*	Advanced Micro Devices Inc.	338,828	46,479
*	ServiceNow Inc.	43,183	45,318
	Texas Instruments Inc.	191,583	38,514
	QUALCOMM Inc.	235,038	37,261
	Intuit Inc.	57,470	36,880
	Applied Materials Inc.	175,157	30,602
*	Palantir Technologies Inc. Class A	423,375	28,400
*	Palo Alto Networks Inc.	64,810	25,135
	Micron Technology Inc.	232,044	22,729
	Intel Corp.	897,042	21,574
	Lam Research Corp.	274,807	20,303
*	AppLovin Corp. Class A	55,125	18,563
	KLA Corp.	28,332	18,332

		Shares	Market Value ($000)
*	Synopsys Inc.	32,021	17,883
*	Cadence Design Systems Inc.	57,363	17,600
	Marvell Technology Inc.	180,324	16,714
*	Crowdstrike Holdings Inc. Class A	47,752	16,521
*	Autodesk Inc.	45,350	13,238
*	DoorDash Inc. Class A	73,026	13,180
*	MicroStrategy Inc. Class A	32,924	12,757
	Roper Technologies Inc.	22,395	12,685
*	Fortinet Inc.	132,845	12,627
	NXP Semiconductors NV	53,806	12,342
*	Snowflake Inc. Class A	66,658	11,652
*	Workday Inc. Class A	44,559	11,139
*	Datadog Inc. Class A	62,864	9,603
	Vertiv Holdings Co. Class A	75,209	9,597
*	Atlassian Corp. Class A	32,993	8,696
	Cognizant Technology Solutions Corp. Class A	104,730	8,430
*	Gartner Inc.	15,845	8,207
	Corning Inc.	161,317	7,851
	Microchip Technology Inc.	111,426	7,596
*	HubSpot Inc.	10,299	7,426
	HP Inc.	205,619	7,285
*	ON Semiconductor Corp.	90,181	6,414
*	Cloudflare Inc. Class A	63,009	6,290
*	GoDaddy Inc. Class A	29,750	5,878
	Hewlett Packard Enterprise Co.	273,123	5,796
	Monolithic Power Systems Inc.	9,911	5,626
*	Tyler Technologies Inc.	8,886	5,591
	NetApp Inc.	43,392	5,322
*	Western Digital Corp.	68,739	5,017
*	PTC Inc.	24,899	4,981
	CDW Corp.	28,261	4,972
*	MongoDB Inc. Class A	14,858	4,792
*	Zoom Communications Inc. Class A	55,463	4,586
	Seagate Technology Holdings plc	40,946	4,149
*	Toast Inc. Class A	93,734	4,081
*	Zscaler Inc.	19,297	3,987
*	Pinterest Inc. Class A	126,653	3,840
*	Twilio Inc. Class A	35,982	3,762
*	Manhattan Associates Inc.	12,889	3,679
	Teradyne Inc.	32,926	3,622
	Gen Digital Inc.	114,420	3,530
*	Guidewire Software Inc.	17,254	3,501
	SS&C Technologies Holdings Inc.	45,117	3,489
*	Dynatrace Inc.	62,036	3,486
*	Pure Storage Inc. Class A	64,627	3,425
*	DocuSign Inc. Class A	42,918	3,420
*	Super Micro Computer Inc.	104,194	3,401
	Entegris Inc.	31,782	3,357
*	Nutanix Inc. Class A	50,938	3,325
*	VeriSign Inc.	17,765	3,325
*	Flex Ltd.	83,630	3,259
	Jabil Inc.	23,280	3,162
*	Check Point Software Technologies Ltd.	17,255	3,140
*	F5 Inc.	12,236	3,063
*	Akamai Technologies Inc.	31,598	2,971
	Skyworks Solutions Inc.	33,761	2,957
*	EPAM Systems Inc.	11,746	2,865
*	CyberArk Software Ltd.	8,839	2,860
*	Okta Inc. Class A	33,591	2,605
*	Dayforce Inc.	31,899	2,552
	Paycom Software Inc.	10,801	2,505
*	Monday.com Ltd.	8,630	2,463
*	Wix.com Ltd.	10,654	2,384
	Amdocs Ltd.	24,042	2,085
*	Globant SA	8,879	2,022
*	Samsara Inc. Class A	37,317	1,996
	TD SYNNEX Corp.	15,818	1,882
*	Elastic NV	17,079	1,869
*	Procore Technologies Inc.	22,236	1,806
*	Fabrinet	7,579	1,778

		Shares	Market Value ($000)
*	Match Group Inc.	54,213	1,775
*	Onto Innovation Inc.	10,276	1,687
*	Kyndryl Holdings Inc.	47,558	1,651
	Universal Display Corp.	9,844	1,620
*	SentinelOne Inc. Class A	57,934	1,619
*	Confluent Inc. Class A	52,450	1,618
*	Lattice Semiconductor Corp.	28,468	1,616
*	Gitlab Inc. Class A	25,102	1,600
*	Smartsheet Inc. Class A	28,185	1,577
*	Maplebear Inc.	36,113	1,577
*	Commvault Systems Inc.	9,164	1,572
*	Unity Software Inc.	62,595	1,509
*	SPS Commerce Inc.	7,721	1,491
*,1	IonQ Inc.	40,481	1,478
*	Aspen Technology Inc.	5,729	1,432
*	Dropbox Inc. Class A	50,830	1,406
*	Qorvo Inc.	19,920	1,375
*	Arrow Electronics Inc.	11,269	1,354
*	UiPath Inc. Class A	93,817	1,333
*	Rambus Inc.	22,903	1,324
*	Credo Technology Group Holding Ltd.	26,833	1,314
*	Q2 Holdings Inc.	12,206	1,278
*	Altair Engineering Inc. Class A	11,963	1,263
*	Novanta Inc.	7,566	1,263
*	CCC Intelligent Solutions Holdings Inc.	96,216	1,212
*	Appfolio Inc. Class A	4,757	1,207
*	Global-e Online Ltd.	22,901	1,197
*	Qualys Inc.	7,770	1,193
*	Cirrus Logic Inc.	11,213	1,171
*	Varonis Systems Inc. Class B	22,941	1,146
*	Box Inc. Class A	29,615	1,039
	Avnet Inc.	18,841	1,031
*	Tenable Holdings Inc.	24,450	1,026
*	Workiva Inc. Class A	10,552	1,026
*	HashiCorp Inc. Class A	29,556	994
	Dolby Laboratories Inc. Class A	12,288	962
*	Impinj Inc.	4,778	918
*	Insight Enterprises Inc.	5,824	911
	Advanced Energy Industries Inc.	7,903	909
*	GLOBALFOUNDRIES Inc.	20,999	908
*	Semtech Corp.	13,736	880
	Pegasystems Inc.	9,238	877
*	DXC Technology Co.	37,761	850
*	SiTime Corp.	3,833	814
	Dun & Bradstreet Holdings Inc.	63,685	809
*	Zeta Global Holdings Corp. Class A	37,253	794
	Power Integrations Inc.	11,884	779
*	nCino Inc.	17,800	747
*	IAC Inc.	15,727	744
*	Silicon Laboratories Inc.	6,708	742
*	BlackLine Inc.	11,923	739
*	Blackbaud Inc.	8,615	723
*	ZoomInfo Technologies Inc. Class A	66,005	722
*	Freshworks Inc. Class A	43,931	702
*	Cargurus Inc. Class A	18,125	686
*	Cleanspark Inc.	47,542	682
*	Alarm.com Holdings Inc.	10,148	661
*	Synaptics Inc.	8,216	659
*	RingCentral Inc. Class A	17,204	647
*	Teradata Corp.	20,810	643
*	FormFactor Inc.	16,019	642
*	Five9 Inc.	15,423	637
*	C3.ai Inc. Class A	17,049	634
*	DoubleVerify Holdings Inc.	30,743	625
*	Diodes Inc.	9,593	624
	Amkor Technology Inc.	23,548	623
*	JFrog Ltd.	19,806	617
	Progress Software Corp.	8,818	603
*	Ziff Davis Inc.	9,758	574
*	Ambarella Inc.	7,820	560

		Shares	Market Value ($000)
	Kulicke & Soffa Industries Inc.	11,544	559
*	Allegro MicroSystems Inc.	25,523	555
*	Rapid7 Inc.	12,761	544
*	Braze Inc. Class A	13,593	540
	Vishay Intertechnology Inc.	26,648	509
*	Axcelis Technologies Inc.	6,844	508
*	Yelp Inc. Class A	13,251	506
*	DigitalOcean Holdings Inc.	13,245	504
*	Clarivate plc	83,030	476
*	Astera Labs Inc.	4,573	472
	Clear Secure Inc. Class A	18,061	467
*	Magnite Inc.	26,635	447
*	Informatica Inc. Class A	16,858	447
	Concentrix Corp.	9,745	438
*	NCR Voyix Corp.	29,466	428
*	LiveRamp Holdings Inc.	13,639	414
*	PagerDuty Inc.	19,128	406
*	Rogers Corp.	3,893	403
	CTS Corp.	6,375	350
*	Sprout Social Inc. Class A	10,539	337
*	Verint Systems Inc.	12,802	323
	CSG Systems International Inc.	5,901	323
*	NetScout Systems Inc.	14,213	311
*	Appian Corp. Class A	8,157	309
*	Paycor HCM Inc.	15,281	276
*	Matterport Inc.	54,737	261
*	Schrodinger Inc.	11,533	260
	Adeia Inc.	21,488	260
*	Jamf Holding Corp.	17,190	251
*	Asana Inc. Class A	16,190	248
*	Wolfspeed Inc.	25,929	248
*	ScanSource Inc.	4,874	246
*	Fastly Inc. Class A	27,979	237
*	MaxLinear Inc. Class A	15,567	236
	Xerox Holdings Corp.	24,419	223
*	PROS Holdings Inc.	9,381	217
*	Fiverr International Ltd.	6,279	205
*	Bumble Inc. Class A	20,253	176
	Shutterstock Inc.	5,339	169
*	N-able Inc.	14,875	155
*	TechTarget Inc.	4,800	154
	SolarWinds Corp.	11,388	152
*	E2open Parent Holdings Inc.	42,069	128
			3,948,538
Telecommunications (2.4%)
	Cisco Systems Inc.	853,445	50,532
	Verizon Communications Inc.	887,001	39,330
	AT&T Inc.	1,511,019	34,995
	Comcast Corp. Class A	808,300	34,910
	T-Mobile US Inc.	101,847	25,150
*	Arista Networks Inc.	54,197	21,994
	Motorola Solutions Inc.	34,649	17,314
*	Charter Communications Inc. Class A	19,694	7,818
	Juniper Networks Inc.	68,583	2,464
*	Ciena Corp.	30,274	2,111
*	Roku Inc. Class A	26,626	1,838
*	Frontier Communications Parent Inc.	51,492	1,792
*	Lumen Technologies Inc.	211,525	1,553
*	Lumentum Holdings Inc.	13,949	1,213
	InterDigital Inc.	5,257	1,030
	Cogent Communications Holdings Inc.	9,016	741
	Telephone & Data Systems Inc.	20,491	700
*	Liberty Global Ltd. Class C	42,681	624
	Cable One Inc.	1,158	487
*	Viavi Solutions Inc.	44,972	447
*	Extreme Networks Inc.	25,665	426
*	Calix Inc.	12,073	393
*	Liberty Global Ltd. Class A	26,292	372
	Ubiquiti Inc.	922	319

			Shares	Market Value ($000)
*		Liberty Latin America Ltd. Class C	26,882	186
*		Liberty Latin America Ltd. Class A	7,259	51
				248,790
Utilities (0.5%)
		Waste Management Inc.	84,341	19,248
		Republic Services Inc. Class A	43,117	9,412
		Exelon Corp.	210,659	8,334
		American Water Works Co. Inc.	41,077	5,625
*		Clean Harbors Inc.	10,730	2,791
		Essential Utilities Inc.	53,000	2,122
*		Casella Waste Systems Inc. Class A	12,921	1,463
		Ormat Technologies Inc.	11,244	918
		California Water Service Group	12,454	637
*		Sunrun Inc.	45,778	528
		SJW Group	6,737	375
				51,453
Total Common Stocks (Cost $6,930,217)				10,176,017
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund (Cost $44,974)	4.651%	449,799	44,976
Total Investments (99.9%) (Cost $6,975,191)				10,220,993
Other Assets and Liabilities—Net (0.1%)				6,088
Net Assets (100%)				10,227,081
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,839,000.
2	Restricted securities totaling $7,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,108,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2024	22	9,237	387
E-mini S&P 500 Index	December 2024	142	42,966	1,844
				2,231

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,176,010	7	—	10,176,017
Temporary Cash Investments	44,976	—	—	44,976
Total	10,220,986	7	—	10,220,993

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,231	—	—	2,231
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.